Operating segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz
Operating segments
Impairment of exploration and evaluation assets	$ 401	$ 0
Impairment of property, plant and equipment		1,711	$ 877
Impairment of solar VAT and duty receivable			720
Retirement benefits	27	2,099
Revenue	$ 267,663	$ 183,018	$ 146,314
Mass of gold sold (ounces) | oz	79,075	77,917	76,532
Fidelity
Operating segments
Revenue	$ 89,619	$ 47,974	$ 66,177
Mass of gold sold (ounces) | oz	26,540	23,567	35,415
AEG
Operating segments
Revenue	$ 63,003	$ 111,946	$ 80,137
Mass of gold sold (ounces) | oz	19,438	45,505	41,117
Stonex Financial Limited
Operating segments
Revenue	$ 115,041	$ 23,098	$ 0
Mass of gold sold (ounces) | oz	33,097	8,845	0
Blanket
Operating segments
Revenue	$ 262,230	$ 179,368	$ 140,615
Mass of gold sold (ounces) | oz	77,392	76,271	73,482
Bilboes oxide mine
Operating segments
Revenue	$ 5,433	$ 3,650	$ 5,699
Mass of gold sold (ounces) | oz	1,683	1,646	3,050
Operating segments | Blanket
Operating segments
Impairment of property, plant and equipment		$ 1,711	$ 26
Impairment of solar VAT and duty receivable			720
Retirement benefits		1,973
Revenue	$ 262,230	179,369	140,615
Operating segments | Bilboes oxide mine
Operating segments
Impairment of property, plant and equipment			851
Retirement benefits		126
Revenue	$ 5,433	$ 3,649	$ 5,699